Share-Based Compensation (Details) $ / shares in Units, $ in Millions						12 Months Ended
	Jul. 29, 2024 USD ($)	Jun. 24, 2024 USD ($) shares	Jun. 20, 2024 USD ($) shares	May 17, 2024 shares	May 22, 2023 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) RSU $ / shares shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Share-Based Compensation [Line Items]
Share based compensation						$ 27.8
Stock compensation expense	$ 17.9				$ 0.2	62.3	$ 5.0	$ 2.6
Net of cash consideration						$ 10.5
Share option issued (in Shares) | shares					125,000	1,000,000
Exercise price (in Dollars per share) | $ / shares					$ 11.5
Grant date fair value (in Dollars per share) | $ / shares					$ 1.647
Types of restricted stock units (in RSU) | RSU						2
Vest in equal installments						3 years
Weighted average price (in Dollars per share) | $ / shares						$ 20
Consecutive trading day						10 days
First anniversary grant date						10 days
Volatility rate						59.50%
Risk-free interest rate						3.54%
Weighted average period						2 years 2 months 12 days
Cash payment						$ 20.8
Incremental compensation expenses						19.5
Unrecognized compensation expense for tranche options			$ 1.2
Recognized compensation expense			$ 14.8
Shares of common stock (in Shares) | shares		262,324
Aggregated principal amount		$ 28.3
Exercise price amount		19.6
Withholding taxes		$ 8.7
Remaining unrecognized compensation expense						10.0
Tranche C Options [Member]
Share-Based Compensation [Line Items]
Share based compensation						$ 7.4
Share option forfeited (in Shares) | shares						12,367
Share option (in Shares) | shares			28,824
Tranche A Options [Member]
Share-Based Compensation [Line Items]
Share option (in Shares) | shares			157,844
Tranche B Options [Member]
Share-Based Compensation [Line Items]
Share option (in Shares) | shares			75,656
Tranche A and Tranche B Options [Member]
Share-Based Compensation [Line Items]
Incremental compensation expenses						$ 17.8
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation [Line Items]
Share based compensation						$ 7.2
Volatility rate						35.00%
Risk-free interest rate						3.37%
Weighted average period						2 years 6 months
Unrecognized compensation expense for market-based units						$ 3.7
Restricted Stock Units (RSUs) [Member] | Successor [Member]
Share-Based Compensation [Line Items]
Share based compensation						$ 1.0
Market-based RSUs (in Dollars per share) | $ / shares						$ 500,000
Common Stock Awards [Member]
Share-Based Compensation [Line Items]
Share based compensation						$ 0.6
Vested shares issued (in Shares) | shares						63,700
Stock Option Plans and Stock Grants [Member] | Tranche A Options [Member]
Share-Based Compensation [Line Items]
Exchange of shares (in Shares) | shares				42,240
Stock Option Plans and Stock Grants [Member] | Tranche B Options [Member]
Share-Based Compensation [Line Items]
Exchange of shares (in Shares) | shares				21,120
Minimum [Member] | Promissory Notes [Member]
Share-Based Compensation [Line Items]
Bear interest rate						6.00%
Maximum [Member] | Promissory Notes [Member]
Share-Based Compensation [Line Items]
Bear interest rate						3.00%
Series A Preferred Stock [Member]
Share-Based Compensation [Line Items]
Future annual dividend						$ 72.8